OTHER LOSSES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Gains And Losses [Abstract]
Change of financial liabilities with fair value through profit and loss (Note 31, Note 32)	$ (73)	$ (25,607)	$ (39,105)
Change of financial assets with fair value through profit and loss (Note 27, Note 16)	962	814
Hedge ineffectiveness on cash flow hedges and net loss arising on interest rate swap designated as at FVTPL (Note 27, Note 32)	(485)	248	201
Net foreign exchange gains	44	397	1,814
Others, net	(1,948)	1,751	(2,896)
Total	$ (1,500)	$ (22,397)	$ (39,986)